Loss per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Convertible senior notes	Dec. 31, 2011 Convertible senior notes	Dec. 31, 2012 Senior secured convertible notes	Dec. 31, 2011 Senior secured convertible notes	Dec. 31, 2013 Stock options and restricted shares	Dec. 31, 2012 Stock options and restricted shares	Dec. 31, 2011 Stock options and restricted shares	Dec. 31, 2011 ADM warrants
Numerator:
Net loss attributable to Yingli Green Energy	$ (321,195)	(1,944,425)	(3,064,412)	(3,208,911)
Denominator:
Weighted average ordinary shares outstanding (in shares)	156,619,791	156,619,791	156,425,307	156,805,040
Basic and diluted loss per share (in CNY and dollars per share)	$ (2.05)	(12.41)	(19.59)	(20.46)
Potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share
Shares issuable					26,441	27,650	176,460	3,339,525	5,169,567	5,349,942	6,347,422	1,540,773